Income Tax Credit (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Schedule of Major Components of Income Tax

The major components of income tax for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
	(in thousands)
	£	£	£
Current tax:
In respect of current year U.K.	4,239	2,298	1,906
In respect of current year U.S.	—	(10)	(28)
In respect of prior years U.K.	19	3	235
In respect of prior years U.S.	3	—	3
Total current tax	4,261	2,291	2,116

Deferred tax:
In respect of current year U.S.	11	61	—
In respect of prior years U.S.	(49)	49	—
Total deferred tax	(38)	110	—

Income tax credit	4,223	2,401	2,116

Current income tax receivable:
U.K. tax	4,239	4,207	2,141
U.S. tax	24	18	54
Current income tax receivable	4,263	4,225	2,195

Deferred tax:
U.S. tax	47	81	—

Current income tax payable:
U.S. tax	—	—	—

Schedule of Reconciliation of Accounting Loss per Statement of Operations

7. Income tax credit (continued)

The credit for the year can be reconciled to the loss per the statement of operations as follows:

	2018	2017	2016
	(in thousands)
	£	£	£
Loss before tax	(18,063)	(25,486)	(8,165)
Tax on loss at standard U.K. tax rate of 19% (2017: 19.25%; 2016: 20.00%)	(3,432)	(4,906)	(1,633)
Effects of:
Expenses not deductible	1,389	3,899	1,301
Deduction for R&D	(5,554)	(3,051)	(2,629)
Losses surrendered for R&D tax credit	5,554	3,051	2,629
Deferred tax - PY adjustment	49	(49)	24
Overseas tax payable - current year	—	10	—
Overseas tax payable - prior years	(3)	—	—
R&D tax credit— U.S.	(11)	(61)	—
R&D tax credit—current year	(4,239)	(2,298)	(1,906)
R&D tax credit—prior years	(19)	(3)	(235)
Deferred tax asset not recognized	2,043	1,007	333
Income tax credit	(4,223)	(2,401)	(2,116)